Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 25, 2012
AlphaClone Alternative Alpha ETF (Prospectus Summary) | AlphaClone Alternative Alpha ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE ALPHACLONE ALTERNATIVE ALPHA FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The AlphaClone Alternative Alpha ETF (the "Fund") seeks to track the price and yield, before fees and expenses, of the AlphaClone Hedge Fund Long/Short Index.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (the "Shares"). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund Shares.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares ("Shares") are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund uses a "passive" or "indexing" investment approach to track the
AlphaClone Hedge Fund Long/Short Index (the "Index"). The Index is composed of
U.S. equity securities selected based on a proprietary hedge fund position replication methodology developed by AlphaClone, LLC (the "Index Provider"). The methodology ranks issuers favored as investments by hedge funds and institutional investors based on the efficacy of replicating their publicly disclosed positions and selects equities from those managers with the highest ranking. Index constituents are equal weighted but have an overlap bias (i.e., holdings with twice the number of holders have twice the weight). The Index can vary from being 100% long to up to 50% short, also known as "market hedged,"
based on market volatility targets defined by the methodology. The Index, and therefore the Fund, may take a defensive position and become market hedged
(i.e., short) if one or more broad-based market indices close below their respective 200 day moving average at the end of any month. Short positions are used to hedge long positions and to seek positive returns. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time when it is sold and when the Fund replaces the borrowed security.

The Fund is managed by Index Management Solutions, LLC (the "Sub-Adviser") under the supervision of Exchange Traded Concepts, LLC (the "Adviser"). The Fund,
under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Index, which include, but are not limited to, common and preferred equity securities, depositary receipts, exchange-traded funds ("ETFs"), real estate investment trusts ("REITs") and master limited partnerships ("MLPs"). The Fund may invest the remainder of its assets in securities not included in the Index, but which the Sub-Adviser believes will help the Fund track the Index, or in financial instruments that provide long or short exposure to the Index. These financial instruments include, but are not limited to: exchange-traded options on securities, indices and futures contracts and short positions. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Sub-Adviser uses a "representative sampling" approach to try to achieve the
Fund's investment objective. "Representative sampling" is a passive indexing strategy that involves investing in a representative sample of component securities of the Index that collectively has an investment profile similar to the Index. In general, if the Fund is performing as designed, the return of the
Index will dictate the return for the Fund. The Fund seeks to be fully invested at all times and Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. The Index is rebalanced quarterly. As of May 18, 2012, the market capitalization range of the securities in the Index was $115 million to $496 billion.

The Index Provider is not affiliated with the Fund, the Adviser or the
Sub-Adviser. The Index is calculated and administered by Structured Solutions
AG, which is independent of the Fund, the Adviser and the
Sub-Adviser. Structured Solutions AG and the Index Provider determine the components and the relative weightings of the securities in the Index subject to the Index rules and published information regarding the Index.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. The following risks could affect the value of your investment in the Fund:

o Derivatives Investment Risk: The Fund may invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as an index, security or interest rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks, such as credit risk, interest rate risk, and market risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

o Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

o Equity Securities Risk: Investments in publicly issued equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value ("NAV") of the Fund to fluctuate.

o Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers.

o MLP Risk: Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a MLP, including a conflict arising as a result of incentive distribution payments.

o Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

o Passive Investment Risk: The Fund is not actively managed and neither the
  Adviser nor Sub-Adviser would sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology.

o REIT Risk: REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.

o Shorting Risk: The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities. However, there is a risk that the Fund will experience a loss as a result of engaging in such short sales.

o Tracking Error Risk: The performance of the Fund may diverge from that of the
  Index. Because the Fund employs a representative sampling strategy, it may experience tracking error to a greater extent than a fund that seeks to replicate an index.
Risk, Lose Money	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund's website at
http://alphaclonefunds.com or by calling the Fund toll free at 1-800-617-0004.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-617-0004.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://alphaclonefunds.com
AlphaClone Alternative Alpha ETF (Prospectus Summary) | AlphaClone Alternative Alpha ETF | AlphaClone Alternative Alpha ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	303

[1]	The Fund has adopted a Distribution and Service (Rule 12b-1) Plan pursuant to which payments of up to [0.25%] of average daily net assets may be made, however, the Board of Trustees (the "Board") has determined that no such payments will be made through the next twelve (12) months of operation.